PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Mar. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

Note 9 –  PROPERTY, EQUIPMENT AND SOFTWARE, NET

	As of	As of
	March 31, 2021	March 31, 2020
Cost:	USD	USD
Office equipment	131,967	103,345
Vehicle	—	35,182
Total	131,967	138,527
Less: Accumulated depreciation	(65,080)	(45,695)
Property, equipment and software, net	66,887	92,832

Depreciation and amortization expense on property, equipment and software for the years ended March 31, 2021, 2020 and 2019 were US$15,161, US$ 120,520, and US$ 17,233, respectively.